Property and Equipment (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Ships	$ 28,348,088	$ 27,209,553
Ship improvements	3,920,800	2,965,634
Ships under construction	1,110,962	817,800
Land, buildings and improvements, including leasehold improvements and port facilities	472,067	321,136
Computer hardware and software, transportation equipment and other	1,698,007	1,120,988
Total property and equipment	35,549,924	32,435,111
Less-accumulated depreciation and amortization	(10,083,116)	(8,968,948)
Property and equipment, net	$ 25,466,808	$ 23,466,163